Note 9 - Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The total fixed assets consist of vehicles, office furniture, tools and various equipment items and the totals are as follows:

Asset	December 31, 2018	December 31, 2017
Equipment	$119,343	$86,136
Accumulated depreciation	(82,805)	(64,195)
Net Fixed Assets	$36,538	$21,941